Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated August 22, 2025
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”) for the
iShares US Small Cap Value Factor ETF (SVAL) (the “Fund”)
Effective September 22, 2025, the following changes will take effect for the Fund’s Underlying Index, and the description of the index in the Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will cap industry exposure to within 5% of the Parent Index industry weight.
2)	The Underlying Index will be reviewed monthly and rebalanced to the Target Index if (among other reasons) there is a difference in the industry weight of the Underlying Index and the Parent Index larger than 10%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares US Small Cap Value Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated August 22, 2025
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”) for the
iShares US Small Cap Value Factor ETF (SVAL) (the “Fund”)
Effective September 22, 2025, the following changes will take effect for the Fund’s Underlying Index, and the description of the index in the Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will cap industry exposure to within 5% of the Parent Index industry weight.
2)	The Underlying Index will be reviewed monthly and rebalanced to the Target Index if (among other reasons) there is a difference in the industry weight of the Underlying Index and the Parent Index larger than 10%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.